PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Small Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.3%
Consumer Discretionary : 13.7%
591,243
(1)
Arhaus, Inc.
$ 6,935,280
0.5
67,461
(1)
Boot Barn Holdings,
Inc.
11,992,542
0.8
511,995  Camping World
Holdings, Inc. - Class A
8,965,033
0.6
186,888
(1)
Cava Group, Inc.
12,624,284
0.8
24,577
(1)
Cavco Industries, Inc.
13,037,853
0.9
165,970
(1)
Five Below, Inc.
24,082,247
1.6
1,297,008
(1)
Genius Sports Ltd.
16,588,732
1.1
193,158
(1)
Kura Sushi USA, Inc.
- Class A
16,380,764
1.1
517,395
(1)
Life Time Group
Holdings, Inc.
14,445,668
1.0
103,628
(1)
Modine Manufacturing
Co.
14,106,880
0.9
103,230
(1)
Ollie's Bargain Outlet
Holdings, Inc.
13,093,693
0.9
111,661
Patrick Industries, Inc.
12,489,283
0.8
360,308
(1)
Skyline Champion
Corp.
27,188,842
1.8
40,260
Wingstop, Inc.
13,210,111
0.9
205,141,212
13.7
Consumer Staples : 4.0%
419,445
(1)
Celsius Holdings, Inc.
26,374,701
1.7
152,701
(1)
e.l.f. Beauty, Inc.
19,087,625
1.3
410,805
(1)
Vita Coco Co., Inc.
14,682,171
1.0
60,144,497
4.0
Energy : 4.2%
17,864
(1)
Centrus Energy Corp.
- Class A
3,603,705
0.3
421,181  Kodiak Gas Services,
Inc.
15,074,068
1.0
442,885  Magnolia Oil & Gas
Corp. - Class A
11,018,979
0.7
562,369  Northern Oil and Gas,
Inc.
14,711,573
1.0
314,532  Solaris Oilfield
Infrastructure, Inc.
- Class A
9,936,066
0.7
751,760
(1)
Uranium Energy Corp.
8,036,314
0.5
62,380,705
4.2
Financials : 10.5%
85,401
(1)
Dave, Inc.
18,209,201
1.2
311,992
Glacier Bancorp, Inc.
15,334,407
1.0
329,077
Moelis & Co. - Class A
23,729,743
1.6
88,571
Piper Sandler Cos.
29,564,114
2.0
200,119
(1)
Shift4 Payments, Inc.
- Class A
18,096,761
1.2
307,266  StepStone Group, Inc.
- Class A
19,068,928
1.3
371,671  Western Alliance
Bancorp
33,283,138
2.2
157,286,292
10.5
Health Care : 22.8%
307,204
(1)
ACADIA
Pharmaceuticals, Inc.
7,984,232
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
731,685
(1)
Adaptive
Biotechnologies Corp.
$ 9,643,608
0.6
146,345
(1)
Addus HomeCare
Corp.
16,854,554
1.1
662,781
(1)
ADMA Biologics, Inc.
11,439,600
0.8
181,850
(1)
Akero Therapeutics,
Inc.
8,497,850
0.6
1,504,127
(1)
Alignment Healthcare,
Inc.
24,607,518
1.6
241,974
(1)
Alkermes PLC
7,009,987
0.5
128,354
(1)
Arcellx, Inc.
8,906,484
0.6
413,891
(1)
AtriCure, Inc.
15,309,828
1.0
146,244
(1)
Avidity Biosciences,
Inc.
6,812,045
0.5
60,240
(1)
Axsome Therapeutics,
Inc.
7,305,907
0.5
294,531
(1)
BioLife Solutions, Inc.
7,378,002
0.5
214,731
(1)
Bridgebio Pharma, Inc.
11,114,477
0.7
675,858
(1)
BrightSpring Health
Services, Inc.
16,011,076
1.1
232,721
(1)
Catalyst
Pharmaceuticals, Inc.
4,791,725
0.3
78,296
Ensign Group, Inc.
13,449,687
0.9
63,658
(1)
GeneDx Holdings
Corp.
8,243,074
0.6
67,204
(1)
Glaukos Corp.
6,439,487
0.4
122,141
(1)
Guardant Health, Inc.
8,234,746
0.6
52,941
(1)
Krystal Biotech, Inc.
7,819,386
0.5
24,147
(1)
Madrigal
Pharmaceuticals, Inc.
10,572,764
0.7
248,685
(1)
Merit Medical Systems,
Inc.
22,515,940
1.5
105,462
(1)
Merus NV
6,943,618
0.5
45,937
(1)
Nuvalent, Inc. - Class A
3,517,855
0.2
60,587
(1)
Penumbra, Inc.
16,518,440
1.1
124,923
(1)
Protagonist
Therapeutics, Inc.
7,376,703
0.5
96,390
(1)
PTC Therapeutics, Inc.
4,754,919
0.3
311,755
(1)
RadNet, Inc.
22,371,539
1.5
123,953
(1)
Repligen Corp.
15,161,931
1.0
79,951
(1)
Rhythm
Pharmaceuticals, Inc.
8,246,946
0.6
153,845
(1)
Scholar Rock Holding
Corp.
5,023,039
0.3
204,960
(1)
TG Therapeutics, Inc.
6,011,477
0.4
100,752
(1)
Waystar Holding Corp.
3,816,486
0.3
340,684,930
22.8
Industrials : 19.2%
135,063
AAON, Inc.
11,203,476
0.7
68,314
(1)
AeroVironment, Inc.
16,487,584
1.1
290,863
(1)
Casella Waste
Systems, Inc. - Class A
28,667,457
1.9
266,346
(1)
CECO Environmental
Corp.
12,142,714
0.8
100,439
(1)
Construction Partners,
Inc. - Class A
12,042,636
0.8
63,858
(1)
Dycom Industries, Inc.
16,122,229
1.1
277,521  Granite Construction,
Inc.
29,902,888
2.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
2
Voya Small Cap Growth Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
161,398  John Bean
Technologies Corp.
$ 23,126,720
1.5
53,352
(1)
Kirby Corp.
5,185,814
0.3
265,603
(1)
Kratos Defense &
Security Solutions, Inc.
17,487,302
1.2
131,122
Maximus, Inc.
11,528,246
0.8
125,686
(1)
Nextracker, Inc. - Class
A
8,453,640
0.6
44,915
(1)
Saia, Inc.
13,315,501
0.9
110,271
(1)
SiteOne Landscape
Supply, Inc.
15,795,218
1.1
78,572
(1)
SPX Technologies, Inc.
14,701,607
1.0
98,029  Standex International
Corp.
20,004,778
1.3
222,168
(1)
Trex Co., Inc.
13,692,214
0.9
108,340
VSE Corp.
17,594,416
1.2
287,454,440
19.2
Information Technology : 20.6%
485,224
(1)
ACI Worldwide, Inc.
23,945,804
1.6
183,424
(1)
Agilysys, Inc.
20,015,227
1.3
455,940
(1)
Allegro MicroSystems,
Inc.
14,065,749
0.9
748,212
(1)
Applied Digital Corp.
11,956,428
0.8
88,350
(1)
Credo Technology
Group Holding Ltd.
10,871,909
0.7
39,272
(1)
Fabrinet
13,010,421
0.9
379,560
(1)
FormFactor, Inc.
11,079,356
0.7
194,564
(1)
IonQ, Inc.
8,315,665
0.6
242,266
(1)
JFrog Ltd.
11,960,672
0.8
140,860
(1)
Lumentum Holdings,
Inc.
18,707,617
1.2
134,224
(1)
Onto Innovation, Inc.
14,227,744
1.0
258,739
(1)
Procore Technologies,
Inc.
17,984,948
1.2
202,339
(1)
Q2 Holdings, Inc.
15,930,150
1.1
277,297
(1)
Rambus, Inc.
20,456,200
1.4
106,451
(1)
ServiceTitan, Inc.
- Class A
11,414,741
0.8
115,381
(1)
SiTime Corp.
27,884,126
1.9
643,580
(1)
Tower Semiconductor
Ltd.
37,855,376
2.5
292,552
(1)
Varonis Systems, Inc.
17,266,419
1.2
306,948,552
20.6
Materials : 1.3%
557,334
Element Solutions, Inc.
14,334,630
1.0
57,888
(1)
Knife River Corp.
4,688,928
0.3
19,023,558
1.3
Real Estate : 1.0%
75,194
FirstService Corp.
15,129,033
1.0
Total Common Stock
(Cost $1,224,102,735)
1,454,193,219
97.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.7%
Mutual Funds : 2.7%
40,863,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $40,863,000) $ 40,863,000 2.7
Total Short-Term
Investments
(Cost $40,863,000)
$ 40,863,000
2.7
Total Investments in
Securities
(Cost $1,264,965,735) $ 1,495,056,219 100.0
Liabilities in Excess
of Other Assets (57,547) 0.0
Net Assets $ 1,494,998,672 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)
3
Voya Small Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 1,454,193,219 $ — $ — $ 1,454,193,219
Short-Term Investments 40,863,000 — — 40,863,000
Total Investments, at fair value $ 1,495,056,219 $ — $ — $ 1,495,056,219
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 250,412,800
Gross Unrealized Depreciation (20,322,316)
Net Unrealized Appreciation $ 230,090,484